Risk Management - Disclosure of analysis of credit risk profile, management adjustments to models for impairment allowance presented by product (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (1,491,765)	£ (1,451,654)
Proportion of management adjustments to total impairment allowance	4.10%	6.00%
Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (34,779)	£ (34,221)
Retail credit cards | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(5,970)
Retail credit cards | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(2,192)	(2,034)
Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(13,808)	(9,952)
Retail other | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,328)	(1,821)
Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(129,625)	(127,062)
Corporate loans | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(54)
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 5,532	£ 6,252
Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Proportion of management adjustments to total impairment allowance	6.70%	13.00%
Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 300	£ 0
Accumulated impairment | Total impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	5,532	6,252
Accumulated impairment | Total impairment allowance | Assets and liabilities classified as held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	496	238
Accumulated impairment | Impairment allowance pre management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	5,304	5,875
Accumulated impairment | Impairment allowance pre management adjustments | Assets and liabilities classified as held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	463	207
Accumulated impairment | Management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	228	377
Accumulated impairment | Management adjustments | Assets and liabilities classified as held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	33	31
Accumulated impairment | Economic uncertainty adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	78	198
Accumulated impairment | Economic uncertainty adjustments | Assets and liabilities classified as held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Accumulated impairment | Other adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	150	179
Accumulated impairment | Other adjustments | Assets and liabilities classified as held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	33	31
Accumulated impairment | Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	3,307	3,486	£ 3,033
Accumulated impairment | Retail credit cards | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 271	£ 0
Proportion of management adjustments to total impairment allowance	0.00%	0.00%
Accumulated impairment | Retail credit cards | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 116	£ 124
Proportion of management adjustments to total impairment allowance	13.70%	11.20%
Accumulated impairment | Retail credit cards | Total impairment allowance | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 277	£ 0
Accumulated impairment | Retail credit cards | Total impairment allowance | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	117	125
Accumulated impairment | Retail credit cards | Impairment allowance pre management adjustments | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	277	0
Accumulated impairment | Retail credit cards | Impairment allowance pre management adjustments | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	101	111
Accumulated impairment | Retail credit cards | Management adjustments | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Accumulated impairment | Retail credit cards | Management adjustments | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	16	14
Accumulated impairment | Retail credit cards | Economic uncertainty adjustments | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Accumulated impairment | Retail credit cards | Economic uncertainty adjustments | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Accumulated impairment | Retail credit cards | Other adjustments | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Accumulated impairment | Retail credit cards | Other adjustments | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	16	14
Accumulated impairment | Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	410	353	574
Accumulated impairment | Retail other | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 97	£ 112
Proportion of management adjustments to total impairment allowance	17.50%	15.00%
Accumulated impairment | Retail other | Total impairment allowance | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 97	£ 113
Accumulated impairment | Retail other | Impairment allowance pre management adjustments | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	80	96
Accumulated impairment | Retail other | Management adjustments | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	17	17
Accumulated impairment | Retail other | Economic uncertainty adjustments | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Accumulated impairment | Retail other | Other adjustments | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	17	17
Accumulated impairment | Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,166	1,299	£ 1,427
Accumulated impairment | Corporate loans | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 5	£ 0
Proportion of management adjustments to total impairment allowance	0.00%	0.00%
Accumulated impairment | Corporate loans | Total impairment allowance | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 5	£ 0
Accumulated impairment | Corporate loans | Impairment allowance pre management adjustments | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	5	0
Accumulated impairment | Corporate loans | Management adjustments | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Accumulated impairment | Corporate loans | Economic uncertainty adjustments | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Accumulated impairment | Corporate loans | Other adjustments | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0